SHARE CAPITAL - Disclosure of detailed information about diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Net earnings (loss) for the year	$ 6,201	$ 13,955
Basic weighted average number of shares outstanding (in shares)	183,009,339	167,289,732
Effect of dilutive securities:
Stock options	1,077,699	1,735,151
Equity settled deferred share units	104,596	0
Performance share units	1,158,000	1,639,000
Diluted weighted average number of share outstanding	185,349,634	170,663,883
Diluted earnings per share	$ 0.03	$ 0.08